                                   UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549


                                     FORM 10-D

                                Asset-Backed Issuer
              Distribution Report Pursuant to Section 13 or 15(d) of
                         The Securities Exchange Act of 1934


                     For the monthly distribution period from
                            May  1, 2007 to May 31, 2007

        Commission File Number of issuing entity:  000-23108

                            DISCOVER CARD MASTER TRUST I
             (Exact name of issuing entity as specified in its charter)


        Commission File Number of depositor:  000-23108

                                   Discover Bank
               (Exact name of depositor as specified in its charter)

                                   Discover Bank
                (Exact name of sponsor as specified in its charter)

        Delaware                                        51-0020270
        (State or jurisdiction of Incorporation or      (IRS Employer
        organization of the issuing entity)             Identification No.)


        c/o Discover Bank
        12 Read's Way
        New Castle, Delaware                                           19720
        (Address of principal executive offices of the            (Zip Code)
        issuing entity)


                                   (302) 323-7434
                      (Telephone Number, including area code)


        Title of Class    Registered/reporting pursuant to (check one)

        Credit Card Pass-Through Certificates           Section 15(d)
                                                          x


        Each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is subject to the reporting requirements on Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is set forth in Item 1 hereof.


        Indicate by check mark whether the registrant (1) has filed all reports required by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements
        for the past 90 days.  Yes x   No ___

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PART I  DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

Additional Accounts: As of June 1, 2007 (the "Addition Date"), Discover Bank, on behalf of the holder of the Seller Certificate , designated certain Discover Card accounts originated by Discover Bank (the "Additional Accounts") to be added to the Discover Card Master Trust I (the "Trust") as "Accounts" pursuant to Section 2.10(b) of the Amended and Restated Pooling and Servicing Agreement, as amended (the "Pooling and Servicing Agreement"), dated as of November 3, 2004, between Discover Bank as Master Servicer, Servicer, and Seller and U.S. Bank National Association as Trustee. The aggregate amount of receivables billed to the Additional Accounts as of the Addition Date was $2 ,030,372,791.72. After giving effect to the inclusion of the Additional Accounts, the aggregate amount of Receivables (as defined in the Pooling and Servicing Agreement) in the Trust on the Addition Date was $37,327,387,468.23. For further information regarding the composition of the receivables following the addition of accounts, refer to the 8-K filed on behalf of the Trust on June 6, 2007.



Delay of Commencement of Accumulation Period: On May 31, 2007, Discover Bank, pursuant to the Pooling and Servicing Agreement and the applicable series supplement thereto, exercised its right to delay the Accumulation Period (as defined in the applicable series supplement to the Pooling and Servicing Agreement) for Series 2001-1. The Accumulation Period for Series 2001-1, which was scheduled to commence on July 1, 2007 (the first day of the Due Period related to the August 2007 Distribution Date), will be delayed until December 1, 2007 (the first day of the Due Period related to the January 2008 Distribution Date).


Pool and performance data with respect to the receivables that comprise the assets of the Discover Card Master Trust I (the "Trust") and the publicly issued and outstanding series of the Trust are set forth in the attached Monthly Certificateholders' Statements, as follows:



(A)   Series 1996-4:
On June 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for May 2007 with respect to Series 1996-4, which is attached as Exhibit 99(a) hereto.

(B)   Series 2000-4:
On June 15, 2007, the Registrant made available the Monthly Certificateholders' Statement for May 2007 with respect to Series 2000-4, which is attached as Exhibit 99(b) hereto.
June 15, 2007 is also the date on which holders of Class B Certificates received final payment of principal and interest (holders of the Class A Certificates received final payment of principal and interest on May 15, 2007). Accordingly, Series 2000-4 terminated after the final payment on June 15, 2007 and no further Monthly Certificateholders' Statements will be forwarded to Certificateholders of this Series.



(C)   Series 2000-7:
On June 15, 2007, the Registrant made available the Monthly
Certificateholders' Statement for May 2007 with respect to Series 2000-7, which is attached as Exhibit 99(c) hereto.
June 15, 2007 is also the date on which holders of Class A and Class B Certificates received final payment of principal and interest.
Accordingly, Series 2000-7 terminated after the final payment on June 15, 2007 and no further monthly Certificateholders' Statements will be forwarded to Certificateholders of this Series.



(D)   Series 2001-1:
On June 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for May 2007 with respect to Series 2001-1, which is attached as Exhibit 99(d) hereto.

(E)   Series 2002-3:
On June 15, 2007, the Registrant made available the Monthly Certificateholders' Statement for May 2007 with respect to Series 2002-3, which is attached as Exhibit 99(e) hereto.
June 15, 2007 is also the date on which holders of Class B Certificates received final payment of principal and interest (holders of the Class A Certificates received final payment of principal and interest on May 15, 2007). Accordingly, Series 2002-3 terminated after the final payment on June 15, 2007 and no further Monthly Certificateholders' Statements will be forwarded to Certificateholders of this Series.



(F)   Series 2003-1, Subseries 3:
On June 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for May 2007 with respect to Series 2003-1, Subseries 3, which is attached as Exhibit 99(f) hereto.

(G)   Series 2003-2:
On June 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for May 2007 with respect to Series 2003-2, which is attached as Exhibit 99(g) hereto.

(H)   Series 2003-3:
On June 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for May 2007 with respect to Series 2003-3, which is attached as Exhibit 99(h) hereto.

(I)   Series 2003-4, Subseries 1:
On June 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for May 2007 with respect to Series 2003-4, Subseries 1, which is attached as Exhibit 99(i) hereto.

(J)   Series 2003-4, Subseries 2:
On June 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for May 2007 with respect to Series 2003-4, Subseries 2, which is attached as Exhibit 99(j) hereto.

(K)   Series 2004-1:
On June 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for May 2007 with respect to Series 2004-1, which is attached as Exhibit 99(k) hereto.

(L)   Series 2004-2, Subseries 1:
On June 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for May 2007 with respect to Series 2004-2, Subseries 1, which is attached as Exhibit 99(l) hereto.

(M)   Series 2004-2, Subseries 2:
On June 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for May 2007 with respect to Series 2004-2, Subseries 2, which is attached as Exhibit 99(m) hereto.

(N)   Series 2005-1:
On June 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for May 2007 with respect to Series 2005-1, which is attached as Exhibit 99(n) hereto.

(O)   Series 2005-2:
On June 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for May 2007 with respect to Series 2005-2, which is attached as Exhibit 99(o) hereto.

(P)   Series 2005-3:
On June 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for May 2007 with respect to Series 2005-3, which is attached as Exhibit 99(p) hereto.

(Q)   Series 2005-4, Subseries 1:
On June 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for May 2007 with respect to Series 2005-4, Subseries 1, which is attached as Exhibit 99(q) hereto.

(R)   Series 2005-4, Subseries 2:
On June 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for May 2007 with respect to Series 2005-4, Subseries 2, which is attached as Exhibit 99(r) hereto.

(S)   Series 2006-1, Subseries 1:
On June 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for May 2007 with respect to Series 2006-1, Subseries 1, which is attached as Exhibit 99(s) hereto.

(T)   Series 2006-1, Subseries 2:
On June 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for May 2007 with respect to Series 2006-1, Subseries 2, which is attached as Exhibit 99(t) hereto.

(U)   Series 2006-2, Subseries 1:
On June 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for May 2007 with respect to Series 2006-2, Subseries 1, which is attached as Exhibit 99(u) hereto.

(V)   Series 2006-2, Subseries 2:
On June 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for May 2007 with respect to Series 2006-2, Subseries 2, which is attached as Exhibit 99(v) hereto.

(W)   Series 2006-2, Subseries 3:
On June 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for May 2007 with respect to Series 2006-2, Subseries 3, which is attached as Exhibit 99(w) hereto.

(X)   Series 2006-3:
On June 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for May 2007 with respect to Series 2006-3, which is attached as Exhibit 99(x) hereto.

(Y)   Series 2007-1:
On June 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for May 2007 with respect to Series 2007-1, which is attached as Exhibit 99(y) hereto.

(Z)   Series 2007-2:
On June 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for May 2007 with respect to Series 2007-2, which is attached as Exhibit 99(z) hereto.

(AA)  Series 2007-3, Subseries 1:
On June 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for May 2007 with respect to Series 2007-3, Subseries 1, which is attached as Exhibit 99(aa) hereto.

(AB)  Series 2007-3, Subseries 2:
On June 15, 2007 the Registrant made available the Monthly
Certificateholders' Statement for May 2007 with respect to Series 2007-3, Subseries 2, which is attached as Exhibit 99(ab) hereto.


   PART II OTHER INFORMATION

   Item 3.Sales of Securities and Use of Proceeds

   On May 3, 2007, $1,100,000,000 aggregate principal amount of Series 2007-3 Floating Rate Class A,
   Subseries 1 Credit Card Pass-Through Certificates,
   $57,895,000 aggregate principal amount of Series
   2007-3 Floating Rate Class B, Subseries 1 Credit
   Card Pass-Through Certificates, $500,000,000
   aggregate principal amount of Series 2007-3
   Floating Rate Class A, Subseries 2 Credit Card
   Pass-Through Certificates and $26,316,000
   aggregate principal amount of Series 2007-3
   Floating Rate Class B, Subseries 2 Credit Card
   Pass-Through Certificates of the Trust were issued pursuant to the Pooling and Servicing Agreement and the Series Supplement for Series 2007-3 dated as of May 3, 2007, between Discover Bank as Master
   Servicer, Servicer and Seller and U.S. Bank
   National Association as Trustee (the "2007-3
   Series Supplement"). The issuance was underwritten by Morgan Stanley & Co. Incorporated, as lead underwriter, and by Banc of America Securities LLC
   , Citigroup Global Markets Inc., Greenwich
   Capital Markets, Inc., JP Morgan Securities Inc.
   and RBC Capital Markets Corporation, as
   co-underwriters, pursuant to the Underwriting
   Agreement between Discover Bank and Morgan Stanley
   & Co. Incorporated, dated July 21, 2006 and related Terms Agreement, dated April 26, 2007.



   Each subseries of Series 2007-3 is treated as a separate series under the Pooling and Servicing
   Agreement, and all of the series supplements that are part of the Trust. No subseries of Series
   2007-3 shall be subordinated in right of payment to any other series or subseries. For each subseries of Series 2007-3, the Class B
   Certificates rank junior to the Class A
   Certificates.


   The Trust allocates collections and interchange among the series, including each subseries, based on each series' investor interest in receivables.
   The Trust also allocates receivables that Discover
   Bank has charged off as uncollectible to each series or subseries based on the investor interest in the receivables. The 2007-3 Series Supplement specifies the percentage of these allocations to each class in Series 2007-3 at each point in time.
   These percentages vary based on a number of factors, including whether the Trust has started to pay principal to investors in a series or subseries and, as applicable, certain credit enhancement features. The class percentage may, under certain circumstances, differ for finance charge collections, principal collections, interchange and charged-off amounts. The Trust generally uses finance charge collections
   (including recoveries on charged-off accounts), interchange and investment income to pay interest, servicing fees and to reimburse certificateholders for charged-off receivables allocated to them. The
   Trust generally uses principal collections to either pay principal to investors or to pay Discover
   Bank in exchange for new receivables that cardmembers have generated on the accounts that are part of the Trust.



   In general, the Trust will use each series' or subseries' share of collections and other income to make required payments, to pay its servicing fees and to reimburse its share of charged-off amounts. If Series 2007-3 has more collections and other income than it needs in any month, the Trust may make the excess collections and other income available to other series or subseries so that those series or subseries may make their payments.
   If Series 2007-3 does not have enough collections and other income in any month, the Trust may use excess collections and other income, including interchange, available from other series or subseries to make payments for Series 2007-3.



   Discover Bank, in its capacity as "Seller" under the Pooling and Servicing Agreement, may from time to time direct the trustee to issue new series of certificates, or increase the size of a series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding.



   The approval of, or notification to, outstanding certificateholders of the Trust is not required in connection with a new issuance. In addition, Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates to be added to the Trust or convey interests in other credit card receivables pools to the Trust. In addition, Discover Bank will be required to designate additional credit card accounts to be added to the Trust if the aggregate amount of principal receivables in the Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding.
   Discover Bank, subject to certain limitations, may , but is not obligated to, remove credit card accounts from the Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their ratings on any class of any outstanding series of certificates.



PART II OTHER INFORMATION

Item 9.        Exhibits

Exhibit No.       Description

99(a) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 1996-4.

99(b) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2000-4.

99(c) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2000-7.

99(d) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2001-1.

99(e) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2002-3.

99(f) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2003-1, Subseries 3.

99(g) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2003-2.

99(h) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2003-3.

99(i) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2003-4, Subseries 1.

99(j) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2003-4, Subseries 2.

99(k) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2004-1.

99(l) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2004-2, Subseries 1.

99(m) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2004-2, Subseries 2.

99(n) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2005-1.

99(o) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2005-2.

99(p) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2005-3.

99(q) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2005-4, Subseries 1.

99(r) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2005-4, Subseries 2.

99(s) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2006-1, Subseries 1.

99(t) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2006-1, Subseries 2.

99(u) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2006-2, Subseries 1.

99(v) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2006-2, Subseries 2.

99(w) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2006-2, Subseries 3.

99(x) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2006-3.

99(y) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2007-1.

99(z) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2007-2.

99(aa) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2007-3, Subseries 1.

99(ab) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2007-3, Subseries 2.



                                  SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    DISCOVER BANK
                                    (Depositor)

                                    /s/ Michael F. Rickert

     Date: June 15, 2007            Michael F. Rickert
                                    Vice President, Chief Financial Officer
                                    and Treasurer










                     EXHIBIT INDEX

 Exhibit No.         Description


 99(a) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 1996-4.


 99(b) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2000-4.


 99(c) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2000-7.


 99(d) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2001-1.


 99(e) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2002-3.


 99(f) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2003-1, Subseries 3.


 99(g) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2003-2.


 99(h) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2003-3.


 99(i) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2003-4, Subseries 1.


 99(j) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2003-4, Subseries 2.


 99(k) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2004-1.


 99(l) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2004-2, Subseries 1.


 99(m) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2004-2, Subseries 2.


 99(n) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2005-1.


 99(o) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2005-2.


 99(p) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2005-3.


 99(q) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2005-4, Subseries 1.


 99(r) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2005-4, Subseries 2.


 99(s) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2006-1, Subseries 1.


 99(t) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2006-1, Subseries 2.


 99(u) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2006-2, Subseries 1.


 99(v) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2006-2, Subseries 2.


 99(w) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2006-2, Subseries 3.


 99(x) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2006-3.


 99(y) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2007-1.


 99(z) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2007-2.


 99(aa) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2007-3, Subseries 1.


 99(ab) Monthly Certificateholders' Statement, related to the month ending May 31, 2007, for Series 2007-3, Subseries 2.